Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 07, 2021	Aug. 04, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 15, 2021	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Aggregate amount of the Investment in marketable securities				$ 8,002,700	$ 0
Accounts receivable				1,428,030	9,000
Allowance for Doubtful Trade Receivable, Current				0	0
Inventory, net				3,850,541
Inventory Valuation Reserves				12,429
Inventory deposits				$ 4,503,079	0
Shares subject to issuance upon exercise of stock options then outstanding				6,770,000
Shares subject to issuance upon exercise of warrants then outstanding				28,597,994			10,681,327
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure				$ 250,000
Time Deposits, at or Above FDIC Insurance Limit				750,000
Cash, FDIC Insured Amount				500,000
Excess insurance acquired from SPIC in cash				1,900,000
Unlimited per customer securities cap				1,000,000,000
Impairment of Long-Lived Assets Held-for-use				0	0
Research And Development Expense				58,139	0
Property, Plant, and Equipment, Threshold for Capitalization of Purchases				2,000
Restricted cash				60,035	1,793,910
Stock-based compensation expense			$ 121,132	121,132
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	3,402,555
Finished goods Inventory				3,862,970	0
Valuation allowance inventory					0
Financing commitments				2,546,173
Cash and cash equivalents				4,846,490	$ 136,222
Additional stock based compensation recorded as a result of options assumed due to merger				3,293,308
Adjustment to additional paid in capital stock based compensation				$ 3,414,440
Debt Securities Period One [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Term				143 days	13 days
Debt Securities Period Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Term				364 days	167 days
Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues				$ 118,000	$ 0
Four Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				81.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				63.00%
ADOMANI, INC. [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable					13,609	$ 661,352
Allowance for Doubtful Trade Receivable, Current					0	0
Inventory, net					353,730	494,158
Inventory Valuation Reserves					0	0
Inventory deposits					965,994	935,204
Unrecognized Tax Benefits					$ 0	$ 0
Shares subject to issuance upon exercise of stock options then outstanding					9,685,247	25,617,338			24,728,422
Shares subject to issuance upon exercise of warrants then outstanding					10,681,327	7,556,323		7,556,323
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure					$ 250,000
Impairment of Long-Lived Assets Held-for-use					0	$ 0
Research And Development Expense					75,000	$ 108,751
Property, Plant, and Equipment, Threshold for Capitalization of Purchases					2,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						71,084
Financing commitments					713,985
Cash and cash equivalents					4,136,000	$ 4,432,000
Notes Receivable					833,588	834,491
Allowance for Notes Receivable, Current					808,588	471,000
Adjustment to additional paid in capital stock based compensation					347,000	$ 769,000
ADOMANI, INC. [Member] | California Government Agencies [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable					15,000
ADOMANI, INC. [Member] | Blue Bird Corporation [Member] | Electric Drivetrain [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount to be received for each electric drivetrain ordered					5,000
ADOMANI, INC. [Member] | Financing Commitments Tranche One [Member]
Summary Of Significant Accounting Policies [Line Items]
Financing commitments					5,425,000
Net proceeds from financing commitments					5,300,000
ADOMANI, INC. [Member] | Financing Commitments Tranche Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Financing commitments					$ 17,250,000
Property, Plant, and Equipment Other than Leasehold Improvements [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				3 years
Property, Plant, and Equipment Other than Leasehold Improvements [Member] | Minimum [Member] | ADOMANI, INC. [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Property, Plant, and Equipment Other than Leasehold Improvements [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				5 years
Property, Plant, and Equipment Other than Leasehold Improvements [Member] | Maximum [Member] | ADOMANI, INC. [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					5 years
Envirotech Drive Systems Inc
Summary Of Significant Accounting Policies [Line Items]
Additional cash raised for merger closing requirement				$ 5,000,000
Restricted cash and unpaid current liabilities				0
Restricted cash				$ 60,000
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares subject to issuance upon exercise of stock options then outstanding				6,770,000
Shares subject to issuance upon exercise of warrants then outstanding				28,597,994
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		440,000
Common Stock [Member] | ADOMANI, INC. [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						71,084,000
Fair Value, Recurring
Summary Of Significant Accounting Policies [Line Items]
Assets, fair value disclosure				$ 0
Financial and Nonfinancial Liabilities, Fair Value Disclosure				$ 0
Fair Value, Recurring | ADOMANI, INC. [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets, fair value disclosure					$ 0
Financial and Nonfinancial Liabilities, Fair Value Disclosure					$ 0